Backlog (Details Textual) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Construction [Member]
Estimated Revenue From Uncompleted Contract	$ 402.0
Construction [Member] | Predecessor [Member]
Estimated Revenue From Uncompleted Contract		$ 355.4
Service [Member]
Estimated Revenue From Uncompleted Contract	$ 48.1
Service [Member] | Predecessor [Member]
Estimated Revenue From Uncompleted Contract		$ 22.7